SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ordinary shares reflected in the condensed consolidated balance sheets (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Gross proceeds			$ 48,815,000
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020	$ 213,525,000		213,525,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Gross proceeds	276,000,000
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus: Remeasurement of carrying value to redemption value	26,667,374	$ (33,447)
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020	$ 276,033,447		$ 276,033,447